ANNUAL REPORT JULY 31, 2002


JPMORGAN FUNDS

[GRAPHIC]

INCOME FUNDS

FLEMING EMERGING MARKETS DEBT FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                               1

Fleming Emerging Markets Debt Fund
Fund Commentary                                                  2

Portfolio of Investments                                         4

Financial Statements                                            10

Notes to Financial Statements                                   13

Financial Highlights                                            22


HIGHLIGHTS

- Following September 11th, many investors lost their appetite for risky assets, leading to a sharp drop in emerging market bond prices.

- By the end of last year, a broad-based rally in emerging markets debt was underway as investors anticipated a global recovery in 2002.

- The market suffered a sharp sell-off during the spring as investors worried about the outcome of the pending Brazilian presidential election.

NOT FDIC INSURED                             May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

                           JPMORGAN FLEMING EMERGING
                                MARKETS DEBT FUND


PRESIDENT'S LETTER                                            SEPTEMBER 9, 2002


DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Fleming Emerging Markets Debt Fund for the year ended July 31, 2002. Inside you will find in-depth information on the performance of the Fund, along with an update from the portfolio management team.

EMERGING MARKETS RALLY, THEN DECLINE

Following September 11th, many investors lost their appetite for risky assets, leading to a sharp drop in emerging market bond prices. The destruction in lower Manhattan also severely disrupted the market. But by the end of 2001, a broad-based rally in emerging markets debt was underway as investors anticipated a global recovery in 2002. The only exception was Argentina, which defaulted on its debt after a series of financial and economic crises.

Unfortunately, the market suffered a sharp sell-off during the spring. Even highly rated credits were not immune. The volatility in both the high-investment grade and high-yield bond markets did not help nor did the news about WorldCom and others, which raised new fears about corporate balance sheets. Equity market volatility fueled speculation that the United States and other world economies could slide back into recession. In response, some investors sought safety in quality, selling higher yielding issues and buying higher-grade credits. Others moved into cash.

Going forward, the portfolio management team maintains a positive outlook about economic recovery, and will continue to work hard on your behalf. All of us here would like to thank you for your continued investment and anticipate serving your investment needs for many years to come.

Sincerely,

/s/ George C. W. Gatch

George C. W. Gatch
President
JPMorgan Funds

                           JPMORGAN FLEMING EMERGING
                                MARKETS DEBT FUND

                           As of July 31, 2002

Q:   HOW DID THE FUND PERFORM?

A:   JPMorgan Fleming Emerging Markets Debt Fund, which seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers, fell 0.67% (Select Shares) for the year ended July 31, 2002. This compares to a decline of 2.69% for the Emerging Markets Bond Index Global.

Q:   WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A:   During periods of market weakness, our portfolio management team generated excess returns for the Fund by taking a temporary position in cash. A consistent overweight to Russia boosted performance over the entire reporting year. Underweighting select, lower-yielding, higher-grade names also enhanced performance. Holdings in Argentina detracted slightly from total return but our underweight position was beneficial to relative performance. Early in 2002, performance was enhanced by our relative overweight to the oil- producing countries.

Q:   HOW WAS THE FUND MANAGED?

A:   As the period began, the negative outlook for global growth dominated the emerging markets. However, expectations of a global recovery in 2002 led to a broad-based rally late last year. The exception was Argentina, which experienced economic and political crises culminating in a default on its debt.

The rally continued during the first quarter of 2002 as optimism for a worldwide recovery grew and concern about Argentina subsided. In the spring, investor concerns over the pending Brazilian presidential election and the possible transition to an opposition government led to a sharp sell-off in Brazil, negatively impacting the broader market. In addition, the ongoing turmoil in both the high-investment grade and high-yield bond markets heightened risk aversion tendencies, amid fears about corporate balance sheets. The general decline of the equity markets prompted fears that the U.S. and global economies could be pushed back into recession, prompting a movement into cash.

As the economic outlook improved in late 2001, we reduced some of our defensive positions in out-of-index, high-investment grade emerging markets and added lower-rated credits, including Brazil, Russia, and Turkey. We were overweight in the oil producing countries, largely because of the rise in oil prices. As market conditions deteriorated, we reallocated our holdings in Brazilian debt to the short-end of the yield curve, then reduced Brazil to an underweight position because the market seemed to be pushing the country into a more negative credit scenario. We reduced Uruguay on similar concerns. We reallocated these positions into Colombia, Peru and Russia and increased our holdings in Mexico.

Q:   WHAT'S AHEAD?

A:   We believe that the risks to the global economic outlook have increased but we still expect a recovery in late 2002. Because certain credits have been unfairly punished in the market sell-off, we see opportunities to enhance the performance of the Fund.

                                  (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                               SINCE
                                                             INCEPTION
                      1 YEAR        3 YEARS    5 YEARS       (4/17/97)
                      ------        -------    -------       ---------
Select Shares        (0.67%)          9.97%      3.00%           4.52%

LIFE OF FUND PERFORMANCE (4/17/97 TO 7/31/02)

[CHART]

             JPMORGAN FLEMING
           EMERGING MARKETS DEBT    EMERGING MARKETS    LIPPER EMERGING MARKETS
            FUND (SELECT SHARES)   BOND INDEX GLOBAL       DEBT FUNDS INDEX
           ---------------------   -----------------    -----------------------
 4/97             $1,000,000           $1,000,000             $1,000,000
 4/97             $1,020,000           $1,000,000             $1,000,000
 5/97             $1,051,008           $1,033,900             $1,041,100
 6/97             $1,068,034           $1,056,542             $1,073,686
 7/97             $1,090,036           $1,100,178             $1,119,855
 8/97             $1,078,917           $1,094,787             $1,116,047
 9/97             $1,105,783           $1,125,222             $1,151,426
10/97               $986,026           $1,005,948             $1,027,878
11/97             $1,034,835           $1,048,601             $1,067,246
12/97             $1,053,462           $1,074,291             $1,099,050
 1/98             $1,051,144           $1,079,448             $1,096,742
 2/98             $1,080,891           $1,107,945             $1,127,122
 3/98             $1,107,373           $1,133,096             $1,156,427
 4/98             $1,108,481           $1,135,702             $1,157,121
 5/98             $1,072,455           $1,101,404             $1,110,026
 6/98             $1,033,310           $1,073,538             $1,065,070
 7/98             $1,045,090           $1,079,765             $1,073,590
 8/98               $763,229             $784,557               $701,591
 9/98               $808,794             $852,343               $732,952
10/98               $862,417             $906,807               $778,395
11/98               $914,162             $969,014               $849,152
12/98               $885,640             $950,312               $817,478
 1/99               $846,141             $928,645               $793,853
 2/99               $855,702             $937,839               $807,428
 3/99               $920,650           $1,000,018               $860,718
 4/99             $1,000,286           $1,061,519               $922,518
 5/99               $930,566           $1,006,744               $872,148
 6/99               $974,954           $1,045,403               $907,819
 7/99               $949,995           $1,027,945               $894,293
 8/99               $944,675           $1,028,665               $893,309
 9/99               $977,267           $1,060,965               $915,374
10/99             $1,019,582           $1,098,523               $953,636
11/99             $1,050,782           $1,127,963               $992,259
12/99             $1,115,615           $1,180,188             $1,044,551
 1/00             $1,104,459           $1,162,013             $1,035,359
 2/00             $1,194,803           $1,224,413             $1,101,829
 3/00             $1,237,816           $1,257,717             $1,128,713
 4/00             $1,206,376           $1,234,575             $1,099,818
 5/00             $1,163,429           $1,206,056             $1,067,264
 6/00             $1,229,744           $1,262,259             $1,124,255
 7/00             $1,274,015           $1,298,233             $1,157,421
 8/00             $1,311,853           $1,339,647             $1,192,491
 9/00             $1,281,681           $1,325,178             $1,171,384
10/00             $1,254,381           $1,298,277             $1,142,099
11/00             $1,232,931           $1,293,084             $1,134,219
12/00             $1,285,330           $1,350,239             $1,179,928
 1/01             $1,353,324           $1,415,320             $1,244,588
 2/01             $1,332,754           $1,396,496             $1,230,399
 3/01             $1,305,966           $1,380,856             $1,209,975
 4/01             $1,295,257           $1,374,227             $1,201,989
 5/01             $1,333,078           $1,407,346             $1,234,803
 6/01             $1,361,073           $1,428,879             $1,256,536
 7/01             $1,272,059           $1,354,863             $1,203,636
 8/01             $1,332,354           $1,415,561             $1,245,642
 9/01             $1,270,933           $1,369,272             $1,186,101
10/01             $1,278,685           $1,369,956             $1,201,164
11/01             $1,307,072           $1,352,421             $1,239,121
12/01             $1,346,807           $1,368,515             $1,271,834
 1/02             $1,379,535           $1,393,832             $1,297,143
 2/02             $1,436,509           $1,446,101             $1,343,840
 3/02             $1,444,554           $1,447,692             $1,355,801
 4/02             $1,455,966           $1,461,879             $1,371,257
 5/02             $1,438,640           $1,454,277             $1,359,875
 6/02             $1,344,984           $1,380,982             $1,268,084
 7/02             $1,263,594           $1,318,423             $1,192,886

Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 4/17/97.

The mountain chart illustrates comparative performance for $1,000,000 invested in the Select Shares of the JPMorgan Fleming Emerging Markets Debt Fund, Emerging Markets Bond Index Global and Lipper Emerging Markets Debt Funds Index from April 17, 1997 to July 31, 2002. The performance of the Fund does not include sales charges, but does include reinvestment of all distributions.

The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Emerging Markets Bond Index Global is an unmanaged index which tracks total return for external currency-denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The Lipper Emerging Markets Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Shares have a minimum investment of $1,000,000 and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                  (UNAUDITED)

                            Portfolio of Investments

As of July 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT
    (USD)    ISSUER                                           VALUE
---------------------------------------------------------------------
     LONG-TERM INVESTMENTS--98.0%
             U.S. TREASURY SECURITIES--6.0%
             U.S. Treasury Notes & Bonds,
   $2,000      2.88%, 6/30/04 @                              $ 2,026
       50      6.13%, 8/15/29 @                                   55
                                                             -------
             Total U.S. Treasury Securities                    2,081
                                                             -------
             (Cost $2,073)
             FOREIGN GOVERNMENT SECURITIES--85.3%
             Argentina--1.0%
             Republic of Argentina,
      514      Ser. 2008, 7.00%, 12/19/08 (d) @                   99
      748      Ser. 2031, 12.00%, 6/19/31 (d) @                  127
      255      Ser. L-GL, FRN, 2.94%, 3/31/23 (d) @              110
                                                             -------
                                                                 336
             Brazil -- 12.8%
             Banco Nacional de Desenvolvimento Economico e Social,
      300      11.25%, 9/20/05                                   180
      300      FRN, 17.75%, 6/16/08                              177
             Federal Republic of Brazil,
      825      #, 8.00%, 4/15/14                                 428
      510      8.88%, 4/15/24                                    201
      320      10.13%, 5/15/27                                   134
      515      11.00%, 1/11/12                                   234
    1,022      11.00%, 8/17/40                                   455
      250      11.25%, 7/26/07                                   125
      250      11.50%, 3/12/08                                   126
      580      11.63%, 4/15/04                                   406
      205      12.25%, 3/6/30                                     93
       34      14.50%, 10/15/09                                   19
      460      FRN, 3.06%, 4/15/24                               239
    1,124      FRN, 3.13%, 4/15/09                               534
      221      FRN, 3.18%, 4/15/06                               146
      330      FRN, 6.00%, 4/15/24                               170
      215      Ser. L, 8.00%, 4/15/14                            112
    1,635      Ser. RG, FRN, 3.13%, 4/15/12                      670
                                                             -------
                                                               4,449
             Bulgaria--3.7%
             National Republic of Bulgaria,
      485      #, 2.69%, 7/28/11 @                               422
      260      #, 8.25%, 1/15/15                                 258
      667      Ser. A, FRN, 2.66%, 7/28/12 @                     590
                                                             -------
                                                               1,270

                       See notes to financial statements.

  PRINCIPAL
   AMOUNT
    (USD)    ISSUER                                           VALUE
---------------------------------------------------------------------
     LONG-TERM INVESTMENTS--CONTINUED
             Colombia--4.1%
             Republic of Colombia,
   $   70      7.63%, 2/15/07                                $    57
       70      9.75%, 4/23/09                                     57
      347      9.75%, 4/9/11                                     329
      235      10.00%, 1/23/12                                   190
      950      MTN, 11.75%, 2/25/20                              789
                                                             -------
                                                               1,422
             Costa Rica-- 1.5%
             Republic of Costa Rica,
      350      #, 8.11%, 2/1/12                                  347
      165      10.00%, 8/1/20                                    182
                                                             -------
                                                                 529
             Dominican Republic-- 0.4%
      130    Dominican Republic, 9.50%, 9/27/06                  135
             Ecuador -- 2.6%
             Republic of Ecuador,
      254      12.00%, 11/15/12                                  142
    1,962      SUB, 5.00%, 8/15/30                               765
                                                             -------
                                                                 907
             El Salvador -- 0.8%
      285    Republic of El Salvador, #, 8.25%, 4/10/32          271
             Mexico -- 18.1%
      260    Bancomext Trust Division, #, 11.25%, 5/30/06        299
             United Mexican States,
      690      7.50%, 1/14/12                                    681
    1,325      8.13%, 12/30/19                                 1,246
      740      8.38%, 1/14/11                                    763
      445      8.63%, 3/12/08                                    472
      300      9.88%, 2/1/10                                     334
    1,040      11.38%, 9/15/16                                 1,256
      270      11.50%, 5/15/26                                   331
      500      MTN, 8.30%, 8/15/31                               463
      250      Ser. A, 6.25%, 12/31/19                           233
      150      Ser. XW, 10.38%, 2/17/09                          169
                                                             -------
                                                               6,247
             Nigeria -- 0.4%
      250    Central Bank of Nigeria, Ser.
               WW, SUB, 6.25%, 11/15/20                          145
             Pakistan -- 0.5%
      188    Islamic Republic of Pakistan, #,
               10.00%, 12/13/05                                  188
             Panama -- 1.8%
             Republic of Panama,
      175      8.88%, 9/30/27                                    157
      309      FRN, 2.75%, 7/17/16                               207
      338      FRN, 5.00%, 7/17/14                               271
                                                             -------
                                                                 635

                       See notes to financial statements.

  PRINCIPAL
   AMOUNT
    (USD)    ISSUER                                           VALUE
---------------------------------------------------------------------
     LONG-TERM INVESTMENTS--CONTINUED
             Peru-- 3.4%
             Republic of Peru,
   $  436      #, 9.13%, 2/21/12                             $   352
      395      FRN, 4.00%, 3/7/17                                229
      911      FRN, 4.50%, 3/7/17                                597
                                                             -------
                                                               1,178
             Philippines--4.6%
             Republic of Philippines,
      300      8.88%, 4/15/08                                    310
      570      9.88%, 1/15/19                                    552
      575      10.63%, 3/16/25                                   585
      170      Ser. B, FRN, 6.50%, 12/1/17                       154
                                                             -------
                                                               1,601
             Russia--18.1%
             Russian Federation,
      444      #, 8.25%, 3/31/10                                 433
      100      #, 10.00%, 6/26/07                                105
    1,060      10.00%, 6/26/07                                 1,110
      900      11.00%, 7/24/18                                   954
       50      12.75%, 6/24/28                                    58
    3,548      SUB, #, 5.00%, 3/31/30                          2,370
    1,810      SUB, 5.00%, 3/31/30                             1,209
                                                             -------
                                                               6,239
             South Africa--0.4%
      130    Republic of South Africa, 9.13%, 5/19/09            147
             Trinidad/Tobago--0.8%
      250    Republic of Trinidad & Tobago, #, 9.75%, 7/1/20     281
             Turkey--3.8%
             Republic of Turkey,
      360      9.88%, 3/19/08                                    313
      180      11.38%, 11/27/06                                  169
      315      11.75%, 6/15/10                                   269
      465      11.88%, 1/15/30                                   382
      210      12.38%, 6/15/09                                   186
                                                             -------
                                                               1,319
             Ukraine--1.4%
      498    Republic of Ukraine, 11.00%, 3/15/07                501
             Uruguay--0.9%
             Republic of Uruguay,
      480      7.63%, 1/20/12                                    182
      380      7.88%, 7/15/27                                    141
                                                             -------
                                                                 323

                       See notes to financial statements.

  PRINCIPAL
   AMOUNT
    (USD)    ISSUER                                           VALUE
--------------------------------------------------------------------
     LONG-TERM INVESTMENTS--CONTINUED
             Venezuela--4.2%
             Republic of Venezuela,
   $  570      9.25%, 9/15/27                                $   352
      357      Ser. A, FRN, 3.31%, 3/31/07                       262
      119      Ser. B, FRN, 3.31%, 3/31/07                        87
      786      Ser. DL, FRN, 2.87%, 12/18/07                     566
      250      Ser. W-A, 6.75%, 3/31/20                          189
                                                             -------
                                                               1,456
             -------------------------------------------------------
             Total Foreign Government Securities              29,579
             (Cost $31,257)
             -------------------------------------------------------
             CORPORATE NOTES & BONDS--6.7%
             Argentina--0.1%
      250    Cablevision SA (Yankee), 13.75%, 5/1/09 (d) @ *      25
             Brazil--0.8%
      250    Globo Comunicacoes e Participacoes SA, 10.63%,
               12/5/08                                            50
      550    Trikem SA, #, 10.63%, 7/24/07                       220
                                                             -------
                                                                 270
             Mexico--3.9%
      200    BBVA Bancomer Capital Trust I, #, 10.50%, 2/16/11   217
      210    Grupo Transportacion Ferroviaria Mexicana SA de CV
               (Yankee), SUB, 11.75%, 6/15/09                    198
      160    Pemex Master Trust, MTN, #, 7.88%, 2/1/09           157
      250    Pemex Project Funding Master Trust, 9.13%,
               10/13/10                                          260
      100    Petroleos Mexicanos (Yankee), 9.25%, 3/30/18        100
      120    Sanluis Corp. SA de CV, 8.88%, 3/18/08 (d) *         30
      400    Telefonos de Mexico SA de CV, 8.25%, 1/26/06        411
                                                             -------
                                                               1,373
             Russia--0.9%
      320    Mobile Telesystems Finance SA, #, 10.95%,
               12/21/04                                          314
             South Korea--1.0%
      290    Hanvit Bank, SUB, 12.75%, 3/1/10                    338
             -------------------------------------------------------
             Total Corporate Notes & Bonds                     2,320
             (Cost $2,906)
             -------------------------------------------------------
   SHARES
   ------
             WARRANTS--0.0% ^
             Mexico--0.0% ^
             United Mexican States (Value Recovery Rights),
      250      Ser. A, FRN, 0.00%, 6/30/03 *                       1
      250      Ser. B, FRN, 0.00%, 6/30/04 *                       0^^
      250      Ser. C, FRN, 0.00%, 6/30/05 *                       0^^
      250      Ser. D, FRN, 0.00%, 6/30/06 *                       0^^
      250      Ser. E, FRN, 0.00%, 6/30/07 *                       2
                                                             -------
                                                                   3


                       See notes to financial statements.

   SHARES    ISSUER                                                 VALUE
--------------------------------------------------------------------------
     LONG-TERM INVESTMENTS--CONTINUED
             Nigeria--0.0% ^
        2    Central Bank of Nigeria, FRN, 0.00%, 11/15/20 *       $     0^^

                               Venezuela--0.0% ^
        1    Republic of Venezuela (Oil Obligation), FRN, 0.00%,
               4/15/20 *                                                 0^^
             Singapore -- 0.0% ^
        0^^  Asia Pulp & Paper Co. LTD, ADR, expires 3/15/05, # *        0^^
--------------------------------------------------------------------------
             Total Warrants                                              3
             (Cost $0)
--------------------------------------------------------------------------
             Total Long-Term Investments                            33,983
             (Cost $36,236)
--------------------------------------------------------------------------
     SHORT-TERM INVESTMENT--2.0%
             MONEY MARKET FUND--2.0%
      680    JPMorgan Prime Money Market Fund (a) @
             (Cost $680)                                               680
--------------------------------------------------------------------------
             Total Investments--100.0%                             $34,663
             (Cost $36,916)
--------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY INDUSTRY, JULY 31, 2002

INDUSTRY                              % OF INVESTMENT SECURITIES
---------------------------------------------------------------
Foreign Government Securities                     85.3%
U.S. Treasury Securities                           6.0
Telecommunications                                 2.2
Money Market Fund                                  2.0
Banking                                            1.6
Financial Services                                 1.2
Chemicals                                          0.6
Transportation                                     0.6
Oil & Gas                                          0.3
Automotive                                         0.1
Broadcasting/Cable                                 0.1
Paper/Forest Products                              0.0
---------------------------------------------------------------
Total                                            100.0%
---------------------------------------------------------------


FUTURES CONTRACTS

                                                                NOTIONAL
  NUMBER                                                        VALUE AT       UNREALIZED
    OF                                       EXPIRATION         7/31/02       APPRECIATION
CONTRACTS   DESCRIPTION                         DATE              (USD)          (USD)
------------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
   22       10 Year U.S. Treasury Notes     September, 2002       $2,433          $99

                       See notes to financial statements.

Abbreviations:

*       -- Non-income producing security.
^       -- Amount rounds to less than 0.1%.
^^      -- Amount rounds to less than one thousand.
#       -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@       -- Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)     -- Affiliated. Money Market Fund registered under the Investment
           Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(d)     -- Defaulted Security.
ADR     -- American Depositary Receipt.
FRN     -- Floating Rate Note. The maturity date is the actual maturity date;
           the rate shown is the rate in effect as of July 31, 2002.
MTN     -- Medium Term Note.
Ser.    -- Series.
SUB     -- Step-Up Bond. The maturity date shown is the actual maturity date;
           the rate shown is sthe rate in effect as of July 31, 2002.
USD     -- United States Dollar.


                       See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

As of July 31, 2002

(Amounts in thousands, except per share amounts)

   ASSETS:
     Investment securities, at value                                      $34,663
     Cash                                                                      45
     Foreign currency, at value                                                13
     Receivables:
      Investment securities sold                                               22
      Fund shares sold                                                          1
      Interest and dividends                                                  822
      Variation margin                                                         19
--------------------------------------------------------------------------------
   Total Assets                                                            35,585
--------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                                22
      Investment securities purchased                                         232
      Fund shares redeemed                                                      6
     Accrued liabilities:
      Investment advisory fees                                                 21
      Administration fees                                                       5
      Shareholder servicing fees                                                8
      Custodian and accounting fees                                            23
      Trustees' fees                                                           --^
      Other                                                                    67
--------------------------------------------------------------------------------
   Total Liabilities                                                          384
--------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                       42,952
     Accumulated undistributed (overdistributed) net investment income        381
     Accumulated net realized gain (loss) on investments                   (5,936)
     Net unrealized appreciation (depreciation) of investments, futures
       and foreign currency translations                                   (2,196)
--------------------------------------------------------------------------------
   Total Net Assets                                                       $35,201
--------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
     ($0.001 par value: unlimited number of
     shares authorized):                                                    4,991
   Net asset value, redemption and offering price per share:              $  7.05
--------------------------------------------------------------------------------
   Cost of investments                                                    $36,916
--------------------------------------------------------------------------------
   Cost of foreign currency                                               $    55
--------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.


                       See notes to financial statements.

                            STATEMENT OF OPERATIONS

For the year ended July 31, 2002
(Amounts in thousands)

   INVESTMENT INCOME:
     Interest                                                                   $ 3,490
     Dividend income from affiliated investments*                                    20
     Allocated investment income from Portfolio                                     470
     Allocated expenses from Portfolio                                              (39)
     Foreign taxes withheld                                                          (7)
---------------------------------------------------------------------------------------
   Total investment income                                                        3,934
---------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                       229
     Administration fees                                                             50
     Shareholder servicing fees                                                      92
     Custodian and accounting fees                                                   80
     Organization expenses                                                            1
     Printing and postage                                                            13
     Professional fees                                                               26
     Registration expenses                                                            9
     Transfer agent fees                                                             18
     Trustees' fees                                                                   1
     Other                                                                            6
---------------------------------------------------------------------------------------
   Total expenses                                                                   525
---------------------------------------------------------------------------------------
     Less amounts waived                                                             91
     Less expense reimbursements                                                     12
     Less earnings credits                                                            3
---------------------------------------------------------------------------------------
      Net expenses                                                                  419
---------------------------------------------------------------------------------------
   Net investment income                                                          3,515
---------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                (2,831)
      Investments allocated from Portfolio                                          142
      Futures                                                                         9
     Change in net unrealized appreciation/depreciation of:
      Investments                                                                (2,519)
      Investments allocated from Portfolio                                        1,149
      Futures                                                                        99
      Foreign currency translations                                                 (42)
---------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) from investments, portfolio,
      futures and foreign exchange transactions                                  (3,993)
---------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                      $  (478)
---------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory, administration
     and shareholder servicing fees:                                            $     2
---------------------------------------------------------------------------------------


                       See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31,
(Amounts in thousands)

                                                                           2002               2001
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income                                                 $  3,515           $  2,616
  Net realized gain (loss) from investments, portfolio and futures        (2,680)              (498)
  Change in net unrealized appreciation/depreciation of
    investments, portfolio, futures and foreign currency translations     (1,313)            (3,000)
----------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations                       (478)              (882)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   (3,512)            (2,610)
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                                             14,395             33,672
  Dividends reinvested                                                     3,207              2,207
  Cost of shares redeemed                                                (13,889)           (17,072)
----------------------------------------------------------------------------------------------------
   Increase (decrease) from capital share transactions                     3,713             18,807
----------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                  (277)            15,315
----------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of year                                                       35,478             20,163
----------------------------------------------------------------------------------------------------
  End of year                                                           $ 35,201           $ 35,478
----------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED)
  NET INVESTMENT INCOME                                                 $    381           $    376
----------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                                   1,783              3,978
  Reinvested                                                                 408                285
  Redeemed                                                                (1,738)            (2,025)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                       453              2,238
----------------------------------------------------------------------------------------------------


                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

J.P. Morgan Funds ("JPMF") (the "Trust") was organized on November 4, 1992, as a Massachusetts business trust and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

In connection with a reorganization ("Reorganization") (see Reorganization Note
2) that was implemented on September 10, 2001 the J.P. Morgan Emerging Markets Debt Fund, a series of JPMF, was renamed to JPMorgan Fleming Emerging Markets Debt Fund ("EMDF" or the "Fund").

2. REORGANIZATION

Prior to the open of business on September 10, 2001, the Fund had utilized the Master Feeder Fund Structure whereby the Fund sought to achieve its investment objective by investing all of its investable assets in the Emerging Markets Debt Portfolio ("Master Portfolio"). As of September 10, 2001, the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Master Portfolio, and the existing shares were renamed Select Class Shares. Below is the Statement of Operations for the Master Portfolio for the period August 1, 2001 through September 9, 2001:

(AMOUNTS IN THOUSANDS)

   INVESTMENT INCOME:
     Interest                                                           $  463
     Dividend income from affiliated investments *                           7
       Total investment income                                             470

   EXPENSES:
     Investment advisory fee                                                28
     Administrative services fees                                            1
     Custodian fees                                                          4
     Professional fees                                                       5
     Organization expenses                                                  --^
     Other                                                                   1
       Total expenses                                                       39
         Net investment income                                             431

   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on transactions from:
       Investment                                                           41
       Futures                                                             101
     Change in net unrealized appreciation (depreciation) of:
       Investments                                                       1,233
       Futures                                                             (84)
   Net realized and unrealized gain on investments and futures           1,291
   Net increase in net assets resulting from operations                 $1,722

   * Includes reimbursement of Investment advisory and administration
       service fees                                                     $   --^

^ Amount rounds to less than one thousand.

The Master Portfolio allocated substantially all of its income and expenses to J.P. Morgan Emerging Markets Debt Fund from August 1, 2001 through September 9, 2001.

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE FUND:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS--Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Fund will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. REPURCHASE AGREEMENTS--It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS--When the Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

The Fund invests in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subject the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subject the Fund to unlimited risk of loss.

The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of July 31, 2002, the Fund had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

D. FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

     1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

     2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the periods, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

E. SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

F. ALLOCATION OF INCOME AND EXPENSES--Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

G. FEDERAL INCOME TAXES--The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

H. FOREIGN TAXES--The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

I. DISTRIBUTIONS TO SHAREHOLDERS--Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary difference"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                            ACCUMULATED              ACCUMULATED
                            UNDISTRIBUTED           NET REALIZED
                          (OVERDISTRIBUTED)          GAIN (LOSS)
     PAID IN CAPITAL    NET INVESTMENT INCOME      ON INVESTMENTS
-----------------------------------------------------------------
        $(258)                  $2                      $256

The reclassification for the Fund relates primarily to the allocation of tax basis on the "Master/Feeder" takedown, and nondeductible organization expenses.

The tax character of distributions paid during the period ended July 31, 2002 were as follows (amounts in thousands):

                        LONG-TERM        RETURN OF          TOTAL
   ORDINARY INCOME    CAPITAL GAIN        CAPITAL       DISTRIBUTIONS
---------------------------------------------------------------------
      $3,512            $--              $--               $3,512

At July 31, 2002, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):


   Current distributable ordinary income                                   $   704
     Plus/Less: cumulative timing differences                                 (323)
                                                                           -------
   Undistributed ordinary income or over-distribution of ordinary income       381
                                                                           =======
   Currently distributable long-term capital gain or
     tax basis capital loss carryover                                       (3,390)
     Plus/Less: cumulative timing differences                               (2,383)
                                                                           -------
   Undistributed long-term gains/accumulated capital loss                   (5,773)
                                                                           =======
   Unrealized appreciation (depreciation)                                  $(2,359)
                                                                           =======

For the Fund, the difference between book and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, mark to market of futures and allocation of tax basis on "Master/Feeder" takedown. The cumulative timing difference accounts primarily consist of post October loss deferral and dividends payable.

At July 31, 2002, the Fund has capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands):

                            EXPIRATION
  AMOUNT                       DATE
---------------------------------------
 $(2,857)                 July 31, 2005
      (9)                 July 31, 2009
    (524)                 July 31, 2010
 -------
  (3,390)

Capital losses incurred after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred a post-October realized loss of $2,383 (amount in thousands).

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE--Pursuant to an Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM") (the "Adviser"), a wholly owned subsidiary of J.P. Morgan Chase & Co., acts as the investment adviser to the Fund. The Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.70% of the average daily net assets for the Fund.

The Advisor waived fees as outlined in Note 4.F.

The Fund may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Fund in an amount sufficient to offset any duplicate investment advisory, administrative and shareholder servicing fees related to a Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE--Pursuant to the Administration Agreement, JPMorgan
Chase Bank ("JPMCB") (the "Administrator") provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

Prior to September 10, 2001, the Administrator received a fee computed daily and paid monthly at the annual rate equal to 0.09% on the first $7 billion of the Fund's average daily net assets and 0.04% of the average daily net assets in excess of $7 billion. Effective September 10, 2001, in connection with the elimination of the Fund paying directly co-administration fees (allocable share of an annual complex-wide charge of $425,000 plus Fund Distributor, Inc. ("FDI") out of pocket expenses for the Fund) the Trustees approved a new combined administration agreement. Under the terms of the agreement, the Administrator will bear all sub-administration expenses of the Fund and be paid according to the Administration Agreement mentioned above.

BISYS Fund Services, LP ("BISYS") serves as the Fund's Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25% of the Fund's average daily net assets.

The contractual expense limitation agreement was in effect beginning August 1, 2001 and is due to expire December 31, 2004.

The Administrator waived fees and reimbursed expenses as outlined in Note 4.F.

C. DISTRIBUTION PLANS--Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly owned subsidiary of The BISYS Group, Inc., serves as the Fund's exclusive underwriter and promotes and arranges for the sale of the Fund's shares. JPMFD receives no compensation in its capacity as the Fund's underwriter.

D. SHAREHOLDER SERVICING FEE--The Trust has entered into a Shareholder Servicing Agreement on behalf of the Fund with JPMCB under which JPMCB provides account administration and personal account maintenance services to the shareholders. JPMCB may obtain the services of one or more shareholder servicing agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly at a rate equal to 0.25% of the Fund's average daily net assets.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMF are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Fund available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under Schwab Agreements; however, in the event the services agreement with Schwab is terminated for the reasons other than a breach by Schwab and the relationship between JPMF and JPMCB is terminated, the Fund would be responsible for ongoing payments to Schwab with respect to pre-termination shares.

E. CUSTODIAN AND ACCOUNTING FEES--Effective September 10, 2001, JPMCB provides portfolio accounting and custody services for the Fund. Compensation for such services is presented in the Statement of Operations as Custodian and accounting fees. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS--For the year ended July 31, 2002, the Fund's vendors waived fees and the Administrator contractually reimbursed expenses for the Fund as follows (amounts in thousands):

                  CONTRACTUAL WAIVERS:
--------------------------------------------------------
   INVESTMENT                       SHAREHOLDER               CONTRACTUAL
    ADVISORY       ADMINISTRATION    SERVICING     TOTAL    REIMBURSEMENTS
--------------------------------------------------------------------------
      $79               $12            $--          $91          $12

G. OTHER--Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

5. FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2002 were (amounts in thousands):

                        GROSS           GROSS        NET UNREALIZED
                     UNREALIZED      UNREALIZED      APPRECIATION
   AGGREGATE COST   APPRECIATION    DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------
     $36,980           $2,791         $(5,108)         $(2,317)


6. INVESTMENT TRANSACTIONS

For the year ended July 31, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

    PURCHASES*         SALES*         PURCHASES*        SALES*
  (EXCLUDING U.S.  (EXCLUDING U.S.      OF U.S.         OF U.S.
    GOVERNMENT)      GOVERNMENT)      GOVERNMENT      GOVERNMENT
----------------------------------------------------------------
    $35,155           $30,157          $8,115           $7,736


*Prior to the open of business on September 10, 2001, the Fund invested all of its investable assets in the Master Portfolio. The purchases and sales disclosed prior to September 10, 2001 are those of the Master Portfolio.

7. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 18, 2002, the Fund may borrow money for temporary or emergency purposes. The Fund has entered into the agreement, which enables it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks. The JPMorgan Funds can borrow up to $400 million, collectively. Interest is charged to the Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Fund also pays a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Fund. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 17, 2003.

Also, prior to April 18, 2002, the Fund could borrow money for temporary or emergency purposes, such as funding shareholder redemptions. The Fund, along with certain other funds managed by JPMIM, entered into a $150 million bank line of credit agreement with JPMCB, as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement would bear interest at approximate market rates. A commitment fee was charged at an annual rate of 0.085% on the unused portion of the committed amount. This Agreement was terminated on April 18, 2002.

The Fund had no borrowings outstanding at July 31, 2002, nor at anytime during the year then ended.

8. CONCENTRATIONS

The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region.

From time to time, the Fund may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

FINANCIAL HIGHLIGHTS


                                                                             YEAR ENDED             1/1/99      YEAR       4/17/97*
                                                                    -----------------------------   THROUGH     ENDED      THROUGH
                                                                    7/31/02    7/31/01    7/31/00   7/31/99    12/31/98    12/31/97
                                                                    -------    -------    -------   -------    --------    --------
Per share operating performance:
Net asset value, beginning of period                                $ 7.82     $ 8.77     $ 7.29    $  7.30    $  9.76     $10.00
                                                                    ------     ------     ------    -------    -------     ------
Income from investment operations:
  Net investment income                                               0.77       0.88       0.95       0.49       1.15       0.58
  Net gains or losses on securities (both realized and unrealized)   (0.77)     (0.87)      1.42       0.02      (2.64)     (0.05)
                                                                    ------     ------     ------    -------    -------     ------
     Total from investment operations                                 --         0.01       2.37       0.51      (1.49)      0.53
                                                                    ------     ------     ------    -------    -------     ------
Less distributions:
  Dividends from net investment income                                0.77       0.96       0.89       0.52       0.97       0.60
  Distributions from capital gains                                    --         --         --         --         --         0.17
                                                                    ------     ------     ------    -------    -------     ------
     Total distributions                                              0.77       0.96       0.89       0.52       0.97       0.77
                                                                    ------     ------     ------    -------    -------     ------

Net asset value, end of period                                      $ 7.05     $ 7.82     $ 8.77    $  7.29    $  7.30     $ 9.76
                                                                    ======     ======     ======    =======    =======     ======

Total Return                                                         (0.67%)    (0.17%)    34.12%    7.27%@     (15.93%)     5.47%@
Ratios/supplemental data:
  Net assets, end of period (millions)                              $   35     $   35     $   20    $    26    $    19     $   12
Ratios to average net assets: #
  Net expenses                                                        1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
  Net investment income                                               9.59%     11.20%     11.01%     12.28%     10.05%      9.71%
  Expenses without waivers, reimbursements and earnings credits       1.54%      1.92%      1.95%      2.51%      2.09%      2.40%
  Net investment income (loss) without waivers, reimbursements
    and earnings credits                                              9.30%     10.53%     10.31%     11.02%      9.21%      8.56%
Portfolio turnover rate ^                                              110%       141%       295%       555%       791%       182%


*    Commencement of operations.

@    Not annualized.

#    Short periods have been annualized.

^ The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Emerging Markets Debt Portfolio, of which the Fund invested all of its investable assets.


                       See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Funds

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Fleming Emerging Markets Debt Fund (the "Fund") at July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
September 12, 2002

                  TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.


 NAME, CONTACT ADDRESS         POSITIONS      TERM OF OFFICE    PRINCIPAL            NUMBER OF PORT-       OTHER
 AND DATE OF BIRTH             HELD WITH      AND LENGTH OF     OCCUPATIONS          FOLIOS IN JPMORGAN    DIRECTORSHIPS
                               EACH           TIME SERVED       DURING PAST          FUND COMPLEX          HELD OUTSIDE
                               JP MORGAN                        5 YEARS              OVERSEEN BY           JP MORGAN FUND
                               TRUST                                                 TRUSTEE               COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED TRUSTEE(S)
-----------------------------------------------------------------------------------------------------------------------------------
 William J. Armstrong;         Trustee        Since 2001        Retired; formerly    81                    None
 522 Fifth Avenue,                                              Vice President
 New York, NY 10036;                                            and Treasurer,
 12/4/1941                                                      Ingersoll - Rand
                                                                Company
-----------------------------------------------------------------------------------------------------------------------------------
 Roland R. Eppley, Jr.;        Trustee        Since 2001        Retired              81                    Trustee of
 522 Fifth Avenue,                                                                                         Janel Hydraulics, Inc.
 New York, NY 10036;                                                                                       (1993-Present)
 4/1/1932
-----------------------------------------------------------------------------------------------------------------------------------
 Ann Maynard Gray;             Trustee        Since 2001        Retired; formerly    81                    Director of Duke
 522 Fifth Avenue,                                              President,                                 Energy Corporation,
 New York, NY 10036;                                            Diversified                                Elan Corporation, plc
 8/22/1945                                                      Publishing Group                           and The Phoenix
                                                                and Vice                                   Companies
                                                                President, Capital
                                                                Cities/ABC, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Matthew Healey;               Trustee and    Since 1982        Retired; Chief       81                    None
 522 Fifth Avenue,             President of                     Executive
 New York, NY 10036;           the Board of                     Officer of certain
 8/23/1937                     Trustees                         J.P. Morgan Fund
                                                                Trusts
-----------------------------------------------------------------------------------------------------------------------------------
 Fergus Reid, III;             Trustee and    Since 2001        Chairman and         81                    Trustee of Morgan
 522 Fifth Avenue,             Chairman of                      Chief Executive                            Stanley Funds
 New York, NY 10036;           the Board of                     Officer, Lumelite
 8/12/1932                     Trustees                         Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 James J. Schonbachler;        Trustee        Since 2001        Retired; formerly    81                    Director of
 522 Fifth Avenue,                                              Managing Director,                         Jonathans Landing
 New York, NY 10036;                                            Bankers Trust                              Golf Club, Inc.
 1/26/1943                                                      Company, Group
                                                                Head and Director,
                                                                Bankers Trust,
                                                                A.G., Zurich and
                                                                Director, BT
                                                                Brokerage Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 Robert J. Higgins;            Trustee        Since 2002        Retired; formerly    81                    Director of
 522 Fifth Avenue,                                              President -                                Providian Financial
 New York, NY 10036;                                            Consumer Banking                           Corp., Lincoln Center
 10/9/1945                                                      and Investment                             for Performing Arts and
                                                                Services, Fleet                            Rhode Island School of
                                                                Boston Financial                           Design
                                                                Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE(S)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard M. Spalding*          Trustee        Since 2001        Retired; formerly    81                    Director of
 522 Fifth Avenue,                                              President and                              Greenview Trust
 New York, NY 10036;                                            Chief Executive                            Co.
 7/20/1935                                                      Officer of Vista
                                                                Capital Management
                                                                and formerly
                                                                Chief Investment
                                                                Executive of the
                                                                Chase Manhattan
                                                                Private Bank

*Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of JP Morgan Chase & Co.

NAME, CONTACT ADDRESS     POSITIONS HELD         TERM OF OFFICE           PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH         WITH EACH              AND LENGTH OF            DURING PAST 5 YEARS
                          JPMORGAN TRUST         TIME SERVED
-------------------------------------------------------------------------------------------------------------------------
George Gatch;             President              Since 2001               Managing Director, J.P. Morgan Investment
 522 Fifth Avenue,                                                        Management, Inc. and head of JPMorgan
 New York, NY 10036;                                                      Fleming's U.S. Mutual Funds and Financial
 12/21/1962                                                               Intermediaries Business "FFI"
-------------------------------------------------------------------------------------------------------------------------
 David Wezdenko;           Treasurer              Since 2001              Vice President, J.P. Morgan Investment
 522 Fifth Avenue,                                                        Management, Inc. and Chief Operating
 New York, NY 10036;                                                      Officer for FFI
 10/2/1963
-------------------------------------------------------------------------------------------------------------------------
 Sharon Weinberg;          Secretary              Since 2001              Vice President, J.P. Morgan Investment
 522 Fifth Avenue,                                                        Management, Inc. and head of Business and
 New York, NY 10036;                                                      Product Strategy for FFI
 6/15/1959
-------------------------------------------------------------------------------------------------------------------------
 Michael Moran;            Vice President         Since 2001              Vice President, J.P. Morgan Investment
 522 Fifth Avenue,         and Assistant                                  Management, Inc. and Chief Financial Officer
 New York, NY 10036;       Treasurer                                      for FFI
 7/14/1969
-------------------------------------------------------------------------------------------------------------------------
 Stephen Ungerman;         Vice President         Since 2001              Vice President, J.P. Morgan Investment
 522 Fifth Avenue,         and Assistant                                  Management, Inc., Head of the Fund Service
 New York, NY 10036;       Treasurer                                      Group within Fund Administration, formerly
 6/2/1953                                                                 Tax Director and Co-head of Fund
                                                                          Administration, Prudential Insurance Co. and
                                                                          formerly Assistant Treasurer of mutual funds,
                                                                          Prudential Insurance Co.
-------------------------------------------------------------------------------------------------------------------------
 Judy R. Bartlett;         Vice President and     Since 2001              Vice President and Assistant General Counsel,
 522 Fifth Avenue,         Assistant Secretary                            J.P. Morgan Investment Management, Inc.,
 New York, NY 10036;                                                      formerly attorney and Assistant Secretary,
 5/29/1965                                                                Mainstay Funds and formerly associate at law
                                                                          firm of Willkie, Farr & Gallagher
-------------------------------------------------------------------------------------------------------------------------
 Joseph J. Bertini;        Vice President         Since 2001              Vice President and Assistant General Counsel,
 522 Fifth Avenue,         and Assistant                                  J.P. Morgan Investment Management, Inc.
 New York, NY 10036;       Secretary                                      and formerly attorney in the Mutual Fund
 11/4/1965                                                                Group, SunAmerica Asset Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
 Thomas J. Smith;          Vice President         Since 2002              Vice President and Head of Compliance,
 522 Fifth Avenue,         and Assistant                                  J.P. Morgan Chase & Co. Asset Management,
 New York, NY 10036;       Secretary                                      formerly member of Investment Management -
 6/24/1955                                                                Risk Management/Compliance Group
                                                                          for the Chase Manhattan Corporation


Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

JPMORGAN FUNDS

U.S. EQUITY FUNDS

Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex-TM- Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS

Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Small Company Opportunities Fund
Tax Aware U.S. Equity Fund

SPECIALTY FUNDS

Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

INTERNATIONAL EQUITY FUNDS

Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Growth Fund
Fleming International Value Fund
Fleming International Opportunities Fund
Fleming Japan Fund
Fleming Asia Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. High Yield Bond Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with the JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039


      (C)J.P. Morgan Chase & Co., 2002 All Rights Reserved. September 2002

                                                                      AN-EMD-702